Significant events after the Statement of Financial Position date (Details)					12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Jan. 02, 2018 shares	Dec. 31, 2017	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2017 € / shares shares	Dec. 31, 2015 € / shares
Disclosure of non-adjusting events after reporting period [line items]
Percentage increase in dividend price	20.00%		20.00%	20.00%	20.00%
Dividend price per share (in dollars per share) | (per share)	$ 21.7289	$ 21.7289			$ 21.7289	$ 16.7538	$ 11.4824	€ 16.6516	€ 11.4824
Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Share dividend issued (in shares)			8,705,890			171,092	8,705,890	8,705,890
Founder Entities [Member] | Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Share dividend issued (in shares)					6,421,074